Income Taxes	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes
(7)	Income Taxes

(a)	Income Taxes

Income tax expense attributable to income from continuing operations consists of the following:

	December 31, 2014
	Current	Deferred	Total
U.S. federal	$—	—	—
State and local	6,171	—	6,171

	$6,171	—	6,171

	December 31, 2015
	Current	Deferred	Total
U.S. federal	$—	—	—
State and local	622	—	622

	$622	—	622

(b)	Tax Rate Reconciliation

Income tax expense attributable to income from continuing operations was $6,171 and $622 for each of the years ended December 31, 2014 and 2015, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 34% to pretax income from continuing operations as a result of the following:

	2014	2015
Computed “expected” tax provision (benefit)	1,222,120	(91,705)
Change in federal valuation allowance	(1,953,002)	(674,460)
Section 382 limitation expiration	1,712,466	—
State and local income taxes, net of federal income tax benefit	4,132	411
Nondeductible warrant adjustment	(947,432)	(34,160)
Research and development credit	(143,114)	(168,940)
Uncertain tax position	—	797,513
Other	111,001	171,963

	6,171	622

(c)	Significant Components of Current and Deferred Taxes

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets at December 31, 2014 and 2015 are presented below.

	2014	2015
Deferred tax assets, net:
Net operating loss carryforwards	9,448,214	9,008,344
Capitalization of patent costs net of amortization	710,286	441,076
Capitalization of acquisition costs net of amortization	—	35,263
Tax credit carry forwards	2,519,715	1,421,252
Other timing differences	(199,440)	197,464

	12,478,775	11,103,399
Less valuation allowance	(12,478,775)	(11,103,399)

Net deferred tax asset	—	—

The net change in the total valuation allowance was a decrease of $2,085,328 and $1,375,356 in 2014 and 2015, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment.

Current federal and state tax laws include substantial restrictions on the annual utilization of net operating loss and tax credit carryforwards in the event of an ownership change as defined. In May, 2014, the Company completed its analysis to determine whether prior ownership changes have resulted in limitations on the Company’s ability to utilize these net operating losses and tax credit carryforwards. The Company has determined that as of December 31, 2015, it has $21,756,000 in available unlimited federal net operating loss carryforwards which will begin to expire in 2022, and $18,226,000 of unlimited California net loss carryforwards which began expiring in 2015. In addition, the Company has federal research and development tax credit carryforwards of approximately $797,462 at December 31, 2015, which if unutilized will expire between 2026 and 2034 The Company also has state research and development tax credit carryforwards of approximately $610,192 at December 31, 2015 which may be available to reduce future state taxable income if any, over an indefinite period. The net loss carryforwards and these tax credits are subject to examination by state and federal taxing authorities and may need to be revised as a result of any exam.

The Company’s tax years that remain open and are subject to examination by tax jurisdiction are years 2011 and forward for federal and years 2010 and forward for the state of California.

During 2015, the Company derecognized $1,408,000 of tax benefit associated with certain federal and state research and development tax credit carryforwards that, in previous, periods were offset with a full valuation allowance.

As of December 31, 2014 and 2015, there were $0 and $1,408,000 in total unrecognized tax benefits, respectively. If recognized, none of these unrecognized tax benefits would result in a tax benefit since they would be fully offset with a valuation allowance.